Cover	Dec. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 29, 2021
Entity Registrant Name	STERLING CONSTRUCTION COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31993
Entity Tax Identification Number	25-1655321
Entity Address, Address Line One	1800 Hughes Landing Blvd.
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	214-0777
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	STRL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000874238